Consolidated Balance Sheet (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 795	$ 1,867
Accounts and notes receivable (net of allowance of $15 at December 31, 2010 and $22 at December 31,2009)	859	816
Inventories	302	221
Derivative assets	400	650
Other current assets and deferred charges	174	239
Total current assets	2,530	3,793
Investments	1,344	886
Property, plant and equipment - net	20,221	18,582
Derivative assets	173	444
Goodwill	8	1,011
Other assets and deferred charges	696	564
Total assets	24,972	25,280
Current liabilities:
Accounts payable	918	934
Accrued liabilities	1,002	948
Derivative liabilities	146	578
Long-term debt due within one year	508	17
Total current liabilities	2,574	2,477
Long-term debt	8,600	8,259
Deferred income taxes	3,448	3,656
Derivative liabilities	143	428
Other liabilities and deferred income	1,588	1,441
Contingent liabilities and commitments (Note 16)
Stockholders' equity:
Common stock (960 million shares authorized at $1 par value; 620 million shares issued at December 31, 2010, and 618 million shares issued at December 31, 2009)	620	618
Capital in excess of par value	8,269	8,135
Retained earnings (deficit)	(478)	903
Accumulated other comprehensive income (loss)	(82)	(168)
Treasury stock, at cost (35 million shares of common stock)	(1,041)	(1,041)
Total stockholders' equity	7,288	8,447
Noncontrolling interests in consolidated subsidiaries	1,331	572
Total equity	8,619	9,019
Total liabilities and equity	$ 24,972	$ 25,280